RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2018
Related Party [Abstract]
Disclosure of transactions between related parties

($ millions)		Transaction value year ended December 31
Post-employment benefit plan	Transaction	2018	2017
Defined benefit plan	Funding	19	16
A summary of the significant related party transactions are as follows:
Equity accounted investees

($ millions)	2018	2017
For the years ended December 31:
Services provided	42	8
Interest income	6	1
As at December 31:
Advances to related parties(1)	135	42
Trade receivables and other	12	5

(1)
Includes $58 million (2017: $13 million) in advances to Canada Kuwait Petrochemical Corporation ("CKPC") convertible to shares at the Company's discretion and $75 million (2017: $29 million) in advances to Ruby Pipeline, L.L.C.

Disclosure of key management personnel compensation
Key management personnel compensation comprised:

For the years ended December 31
($ millions)	2018	2017
Short-term employee benefits	10	8
Share-based compensation and other	13	7
Total compensation of key management	23	15